Financial Instruments - Carrying Amounts and Fair Value of Long-term Debt and Payable (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial liabilities [line items]
Carrying amount	¥ 322,393	¥ 326,194
Long-term debt and payable [member]
Disclosure of financial liabilities [line items]
Carrying amount	49,742	71,646
Fair value	¥ 48,256	¥ 71,741